NON-CONTROLLING INTERESTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS

15. Non-Controlling Interests

ENP Investments is a limited liability corporation (LLC) that manufactures and distributes golf, turf and ornamental agriculture products in Mendota, Illinois. The Company owns a 65% interest in ENP Investments through its wholly-owned subsidiary NanoChem. An unrelated party owns the remaining 35% interest in ENP Investments. As of December 31, 2020, ENP Realty is a wholly owned subsidiary of ENP Investments. ENP Realty leases warehouse space. For financial reporting purposes, the assets, liabilities and earnings of both of the LLC’s are consolidated into these financial statements. The unrelated third party’s ownership interest in the LLC is recorded in non-controlling interests in these consolidated financial statements. The non-controlling interest represents the non-controlling unitholder’s interest in the earnings and equity of ENP Investments. ENP Investments is allocated to the BCPA segment.

ENP Investments makes cash distributions to its equity owners based on formulas defined within its Ownership Interest Purchase Agreement dated October 1, 2018. Distributions are defined in the Ownership Interest Purchase Agreement as cash on hand to the extent it exceeds current and anticipated long-term and short-term needs, including, without limitation, needs for operating expenses, debt service, acquisitions, reserves, and mandatory distributions, if any.

From the effective date of acquisition onward, the minimum distributions requirements under the Ownership Interest Purchase Agreement were satisfied. The total distribution from the effective date of acquisition onward was $2,082,947.

Balance, December 31, 2020	$2,561,751
Distribution	(804,003)
Non-controlling interest share of income	845,095
Balance, December 31, 2021	2,602,843
Distribution	(265,922)
Non-controlling interest share of income	144,477
Balance, March 31, 2022	$2,481,398

During the three months ended March 31, 2022, the Company had sales of $1,605,736 (2021 - $998,336) to the party that holds 35% interest in ENP Investments, of which $3,560,534 is included within Accounts Receivable as of March 31, 2022 (December 31, 2021 – $2,215,119).

18. Non-Controlling Interests

ENP Investments is a limited liability corporation (LLC) that manufactures and distributes golf, turf and ornamental agriculture products in Mendota, Illinois. The Company owns a 65% interest in ENP Investments through its wholly-owned subsidiary NanoChem. An unrelated party owns the remaining 35% interest in ENP Investments. As of December 31, 2020, ENP Mendota is a wholly owned subsidiary of ENP Investments. ENP Mendota leases warehouse space. For financial reporting purposes, the assets, liabilities and earnings of both of the LLC’s are consolidated into these financial statements. The unrelated third party’s ownership interest in the LLC is recorded in non-controlling interests in these consolidated financial statements. The non-controlling interest represents the non-controlling unitholder’s interest in the earnings and equity of ENP Investments. ENP Investments is allocated to the BCPA segment.

ENP Investments makes cash distributions to its equity owners based on formulas defined within its Ownership Interest Purchase Agreement dated October 1, 2018. Distributions are defined in the Ownership Interest Purchase Agreement as cash on hand to the extent it exceeds current and anticipated long-term and short-term needs, including, without limitation, needs for operating expenses, debt service, acquisitions, reserves, and mandatory distributions, if any.

From the effective date of acquisition onward, the minimum distributions requirements under the Ownership Interest Purchase Agreement were satisfied. The total distribution from the effective date of acquisition onward was $1,924,995.

Balance, December 31, 2019	$2,550,149
Distribution	(594,882)
Non-controlling interest share of income	606,484
Balance, December 31, 2020	2,561,751
Distribution	(804,003)
Non-controlling interest share of income	845,095
Balance, December 31, 2021	$2,602,843

During the year ended December 31, 2021, the Company had sales of $4,877,690 (2020 - $4,094,622) to the party that holds 35% interest in ENP Investments, of which $2,215,119 is included within Accounts Receivable as of December 31, 2021 (2020 – $2,056,631).